Significant Events in the Reporting Period - Schedule of Income Taxes Recognized in Unaudited Condensed consolidated Interim statements of Profit or Loss (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Tax on profit/(loss) for the year
Current tax (expense)/income	€ (2,296)	€ (1,986)	€ (3,583)	€ (2,580)
Current tax, adjustments to prior periods	(9,202)	0	(9,423)	9
Deferred tax, movement for the period	(36,247)	(1,862)	(36,810)	(2,338)
Deferred tax, recognition of previously unrecognized deferred tax assets	0	0	679,587	0
Deferred tax, adjustments to prior periods	24,622	0	24,622	0
Total tax on profit/(loss) for the period	€ (23,123)	€ (3,848)	€ 654,393	€ (4,909)